Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 104
Ending Balance	96	$ 104
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	190	200
Additions	16	16
Reclassification	(1)	(1)
Disposals	(12)	(19)
Reclassified to assets held for sale		(6)
Currency translation effects	(6)	0
Ending Balance	187	190
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(86)	(87)
Depreciation charge	(20)	(20)
Disposals	12	12
Reclassified to assets held for sale		6
Currency translation effects	3	3
Ending Balance	(91)	(86)
Energy Infrastructure Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	864
Ending Balance	713	864
Energy Infrastructure Assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,142	1,129
Additions	59	90
Disposals	(119)	(70)
Currency translation effects	(23)	(7)
Ending Balance	1,059	1,142
Energy Infrastructure Assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(278)	(215)
Depreciation charge	(111)	(127)
Impairment	(1)	(1)
Disposals	27	53
Currency translation effects	17	12
Ending Balance	(346)	(278)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	17
Ending Balance	17	17
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	17	18
Additions	0	0
Reclassification	0	0
Disposals	0
Reclassified to assets held for sale		0
Currency translation effects	0	(1)
Ending Balance	17	17
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation charge	0	0
Disposals	0	0
Reclassified to assets held for sale		0
Currency translation effects	0	0
Ending Balance	0	0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	62
Ending Balance	$ 56	$ 62
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Range	5 years	5 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Range	20 years	20 years
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 104	$ 112
Additions	0	0
Reclassification	5	2
Disposals	(5)	(6)
Reclassified to assets held for sale		(4)
Currency translation effects	(2)	0
Ending Balance	102	104
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(42)	(43)
Depreciation charge	(10)	(7)
Disposals	5	3
Reclassified to assets held for sale		4
Currency translation effects	1	1
Ending Balance	(46)	(42)
Equipments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	18
Ending Balance	$ 18	$ 18
Equipments [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Range	2 years	2 years
Equipments [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life Range	20 years	20 years
Equipments [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 62	$ 67
Additions	2	2
Reclassification	9	10
Disposals	(7)	(13)
Reclassified to assets held for sale		(2)
Currency translation effects	(3)	(2)
Ending Balance	63	62
Equipments [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(44)	(44)
Depreciation charge	(10)	(13)
Disposals	7	9
Reclassified to assets held for sale		2
Currency translation effects	2	2
Ending Balance	(45)	(44)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	7
Ending Balance	5	7
Assets under construction [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	7	3
Additions	14	14
Reclassification	(15)	(13)
Disposals	0	0
Reclassified to assets held for sale		0
Currency translation effects	(1)	3
Ending Balance	5	7
Assets under construction [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	0	0
Depreciation charge	0	0
Disposals	0	0
Reclassified to assets held for sale		0
Currency translation effects	0	0
Ending Balance	$ 0	$ 0